Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 354	$ 173	$ 82
Offsets to LNG terminal costs	$ 320	$ 214